Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP WRPSP	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Transferred Late to Plan	$ 49
Not Corrected	0
Corrected Outside VFCP	49
Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE	$ 0
Submission delay (in days)	20 days
Lost interest	$ 0.19